Earnings Per Share - Additional Information (Detail) - shares shares in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic shares	676	677	676	677	676	676	676	676
Effect of dilutive shares	5	6	5	5	5	5	5	5
Anti-dilutive securities excluded from computation of EPS		13	19	17	19
Baxter | Spin-off of Baxalta
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares of Baxalta common stock distributed to Baxter shareholders upon spin-off	544
Number of shares of Baxalta held by Baxter after spin-off	132
Subsequent Event
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic shares	676
Effect of dilutive shares	5
Anti-dilutive securities excluded from computation of EPS	19
Subsequent Event | Baxter | Spin-off of Baxalta
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares of Baxalta common stock distributed to Baxter shareholders upon spin-off	544
Number of shares of Baxalta held by Baxter after spin-off	132